Company information	6 Months Ended
Jun. 30, 2024
Disclosure Of Information Related To The Company [Abstract]
Company information	COMPANY INFORMATION
Nanobiotix, a société anonyme registered with the Paris registry of trade and companies under number 447 521 600 and having its registered office at 60 rue de Wattignies, 75012, Paris (“Nanobiotix” or the “Company” and, with its subsidiaries, the “Group”), is a late-stage clinical biotechnology company pioneering disruptive, nanophysics-based therapeutic approaches to the treatment of cancer and other major diseases with the express intent of favorably impacting the lives of millions of patients.
Incorporated in 2003, Nanobiotix is headquartered in Paris, France. The Company also has subsidiaries in Cambridge, Massachusetts (United States), France, Spain, and Germany. The Group has been listed on Euronext: Paris under the ticker symbol “NANO” since 2012 (ISIN: FR0011341205, Bloomberg Code: NANO:FP) and on the Nasdaq Global Select Market in the United States under the ticker symbol “NBTX” since December 2020.

The Group is the owner of more than 25 patent families associated with three nanotechnology platforms: 1) radioenhancer platform, from which NBTXR3 is the first product candidate, designed to physically destroy tumor cells locally and prime immune response systemically; 2) Curadigm nanoprimer platform designed to redefine the design and application of therapeutic classes challenged by liver clearance; and 3) OOcuity neurological disease program designed to mitigate the symptoms of central and peripheral nervous system disorders.

The Company’s efforts are concentrated on advancing NBTXR3.

Significant events of the period

Janssen agreement

On January 29, 2024, the Company announced achievement of operational requirements in NANORAY-312, an ongoing pivotal Phase 3 study evaluating potential first-in-class radioenhancer NBTXR3 for elderly patients with head and neck cancer, resulting in a $20.0 million milestone payment from Janssen, as part of the Janssen Agreement, which payment was received in the second quarter of 2024. As of December 31, 2023, this variable consideration was included in the estimated transaction price as it became highly probable that the resulting revenue recognized would not have to be reversed in a future period. See Note 15 - Revenue and other Income.